Goodwill, Acquisitions and Dispositions (Summary Of Goodwill Balance By Segment And Corporate And Other Activities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Impairment losses	$ (29)
Dispositions	(42)	[1]
Acquisitions	(2)		8
Foreign exchange translation	(3)		(3)
Gross goodwill	1,559		1,606	1,601
Accumulated impairment losses	(306)		(277)	(277)
Goodwill	1,253		1,329	1,324
U.S. Life Insurance
Goodwill [Line Items]
Gross goodwill	1,034		1,034	1,034
Accumulated impairment losses	(185)		(185)	(185)
Goodwill	849		849	849
International Protection
Goodwill [Line Items]
Foreign exchange translation	(3)		(4)
Gross goodwill	90		93	97
Goodwill	90		93	97
Wealth Management
Goodwill [Line Items]
Acquisitions	(2)		8
Gross goodwill	295		297	289
Goodwill	295		297	289
International Mortgage Insurance
Goodwill [Line Items]
Foreign exchange translation			1
Gross goodwill	19		19	18
Goodwill	19		19	18
U.S. Mortgage Insurance
Goodwill [Line Items]
Gross goodwill	22		22	22
Accumulated impairment losses	(22)		(22)	(22)
Runoff
Goodwill [Line Items]
Dispositions	(42)	[1]
Gross goodwill	70		112	112
Accumulated impairment losses	(70)		(70)	(70)
Goodwill			42	42
Corporate And Other
Goodwill [Line Items]
Impairment losses	(29)
Gross goodwill	29		29	29
Accumulated impairment losses	(29)
Goodwill			$ 29	$ 29

[1]	Relates to the sale of our Medicare supplement insurance business in 2011.